Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities:
Net income	$ 551	$ 1,003
Adjustments to reconcile net income to cash provided by operating activities:
Amortization of securities, net	1,253	1,236
Impairment losses on securities	155	10
Net decrease in loans held for sale	100	937
Amortization of deferred loan costs, net	138	75
Provision for loan losses	535	55
Gain on sale of other real estate owned	(104)	(62)
Write-down of other real estate owned	49	228
Loss on sale of premises and equipment		2
Depreciation and amortization - premises and equipment	341	334
Amortization - software	121	110
(Increase) decrease in accrued interest receivable and other assets	(247)	375
Increase in cash surrender value of bank-owned life insurance	(277)	(291)
Decrease in other liabilities	(68)	(159)
Deferred tax (benefit) expense	(66)	94
Amortization of ESOP expense	96	81
Net cash provided by operating activities	2,577	4,028
Cash flows from investing activities:
Purchase of available-for-sale securities	(3,067)	(15,987)
Proceeds from maturities and paydowns of available-for-sale securities	5,276	6,636
Purchase of held-to-maturity securities	(51,816)	(37,263)
Proceeds from calls, paydowns and maturities of held-to-maturity securities	28,765	28,983
Redemption of Federal Home Loan Bank stock	556	1,026
Loan repayments net of originations	3,694	775
Loan purchases	(1,209)
Recoveries of loans previously charged off	281	83
Proceeds from sale of other real estate owned	1,109	1,036
Capital expenditures - premises and equipment	(67)	(136)
Capital expenditures - software	(33)	(60)
Capital expenditures - other real estate owned	(19)	(29)
Net cash used in investing activities	(16,530)	(14,936)
Cash flows from financing activities:
Net increase in deposit accounts	10,385	5,971
Net increase in mortgagors' escrow accounts	96	147
Proceeds from long-term Federal Home Loan Bank advances	10,000	2,500
Repayment of long-term Federal Home Loan Bank advances	(11,000)	(2,500)
Net increase in short-term Federal Home Loan Bank advances	4,240
Net decrease in securities sold under agreements to repurchase	(1,384)	(668)
Cash dividends paid on common stock	(393)
Net cash provided by financing activities	11,944	5,450
Decrease in cash and cash equivalents	(2,009)	(5,458)
Cash and cash equivalents at beginning of year	7,335	12,793
Cash and cash equivalents at end of year	5,326	7,335
Cash paid (refunded) during the period for:
Interest	3,618	4,018
Income taxes paid	(554)	1
Loans transferred to other real estate owned	$ 2,641	$ 1,057